SUBSEQUENT EVENTS (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS
Gross interest on equity	R$ 180
Gross interest on equity, per share	R$ 0.11093237960
Net interest on equity	R$ 153
Net interest on equity, per share	R$ 0.09429252266
Number of shares cancelled	(21,944,664,000)	(24,349,911,000)
Refunding to shareholders	R$ 1.226511760121
Capital	R$ 62,071,416	R$ 63,571,416